Deferred contract costs	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Deferred contract costs	Deferred contract costs
The following table summarizes deferred contract costs activity:

	December 31,
	2021	2022

Balance at the beginning of the year	$11,525	$17,678
Capitalization of deferred contract costs	13,350	10,100
Amortization of deferred contract costs	(7,197)	(9,641)
Balance at the end of the year	$17,678	$18,137